Note 1 - Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note
2.
Summary of Significant Accounting Policies

Revenue Recognition

        Our Catasys contracts are generally designed to provide cash fees to us on a monthly basis based on enrolled members. To the extent our contracts may
include a minimum performance guarantee, we reserve a portion of the monthly fees that may
be at risk until the performance measurement period is completed. To the extent we receive case rates that are not subject to the performance guarantees, we recognize the case rate ratably over the twelve
months of our program.

Cost of Services

Cost of healthcare services consists primarily of salaries related to our care coaches, healthcare provider claims payments, and fees charged by our third
party administrators for processing these claims. Salaries and fees charged by our third
party administrators for processing claims are expensed when incurred and healthcare provider claims payments are recognized in the period in which an eligible member receives services. We contract with doctors and licensed behavioral healthcare professionals, on a fee-for-services basis. We determine that a member has received services when we receive a claim or, in the absence of a claim, by utilizing member data recorded in the On
Trak
TM
database within the contracted timeframe, with all required billing elements correctly completed by the service provider.

Cash Equivalents and Concentration of Credit Risk

We consider all highly liquid investments with an original maturity of three
months or less to be cash equivalents. Financial instruments that potentially subject us to a concentration of credit risk consist of cash and cash equivalents. Cash is deposited with what we believe are highly credited, quality financial institutions. The deposited cash may
exceed Federal Deposit Insurance Corporation (“FDIC”) insured limits. As of
September
30,
2016,
cash and cash equivalents exceeding federally insured limits totaled
$1.7
million.

For the
nine
months ended
September
30,
2016,
two
customers accounted for approximately
80%
of revenues and
three
customers accounted for approximately
94%
of accounts receivable.

Basic and Diluted
Income (Loss) per Share

Basic income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of shares of common stock and dilutive common equivalent shares outstanding during the period.

Common equivalent shares, consisting of
7,072,926
and
3,443,612
shares for the
nine
months ended
September
30,
2016
and
2015,
respectively, issuable upon the exercise of stock options and warrants have been excluded from the diluted earnings per share calculation as their effect is anti-dilutive.

Share-Based Compensation

Our
2010
Stock Incentive Plan as amended (the “Plan”), provides for the issuance of up to
1,825,000
shares of our common stock. Incentive stock options (ISOs) under Section
422A
of the Internal Revenue Code and non-qualified stock options (NSOs) are authorized under the Plan. We have granted stock options to executive officers, employees, members of our board of directors, and certain outside consultants. The terms and conditions upon which options become exercisable vary among grants, but option rights expire no later than ten
years from the date of grant and employee and board of director awards generally vest over three
to
five
years. At
September
30,
2016,
we had
1,464,091
vested and unvested stock options outstanding and
303,672
shares available for future awards under the Plan.

Share-based compensation expense attributable to operations were
$174,000
and
$523,000
for the
three
and
nine
months ended
September
30,
2016,
respectively, compared with
$186,000
and
$1.2
million for the same periods in
2015,
respectively.

Stock Options – Employees and Directors

We measure and recognize compensation expense for all share-based payment awards made to employees and directors based on estimated fair values on the date of grant. We estimate the fair value of share-based payment awards using the Black-Scholes option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the condensed consolidated statements of operations.

Share-based compensation expense recognized for employees and directors for the three
and
nine
months ended
September
30,
2016
was
$174,000
and
$523,000,
respectively, compared with
$186,000
and
$1.2
million, for the same periods in
2015,
respectively.

For share-based awards issued to employees and directors, share-based compensation is attributed to expense using the straight-line single option method. Share-based compensation expense recognized in our condensed consolidated statements of operations for the three
and
nine
months ended
September
30,
2016
and
2015
is based on awards ultimately expected to vest, reduced for estimated forfeitures. Accounting rules for stock options require forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

There were
no
options granted to directors and employees during the
three
and
nine
months ended
September
30,
2016,
respectively, and
0
and
1,050,000
options granted to directors and
0
and
250,000
options granted to employees during the same period of
2015
under the Plan, respectively. Employee and director stock option activity for the three
and
nine
months ended
September
30,
2016
are as follows:

		Weighted Avg.
	Shares	Exercise Price
Balance December 31, 2015	1,471,000	$6.49

Granted	-	$-
Cancelled	(7,000)	$10.38

Balance March 31, 2016	1,464,000	$6.49

Granted	-	$-
Cancelled	-	$-

Balance June 30, 2016	1,464,000	$6.49

Granted	-	$-
Cancelled	-	$-

Balance September 30, 2016	1,464,000	$6.49

The expected volatility assumptions have been based on the historical and expected volatility of our stock, measured over a period generally commensurate with the expected term. The weighted average expected option term for the three
and
nine
months ended
September
30,
2016
and
2015
reflects the application of the simplified method prescribed in SEC Staff Accounting Bulletin (“SAB”) No.
107
(as amended by SAB
110),
which defines the life as the average of the contractual term of the options and the weighted average vesting period for all option tranches.

As of
September
30,
2016,
there was
$492,000
of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately
1.24
years.

Stock Options and Warrants – Non-employees

We account for the issuance of options and warrants for services from non-employees by estimating the fair value of warrants issued using the Black-Scholes pricing model. This model’s calculations include the option or warrant exercise price, the market price of shares on grant date, the weighted average risk-free interest rate, the expected life of the option or warrant, and the expected volatility of our stock and the expected dividends.

For options and warrants issued as compensation to non-employees for services that are fully vested and non-forfeitable at the time of issuance, the estimated value is recorded in equity and expensed when the services are performed and benefit is received. For unvested shares, the change in fair value during the period is recognized in expense using the graded vesting method.

There were
no
options issued to non-employees for the
three
and
nine
months ended
September
30,
2016
and
2015.
There was
no
share-based compensation expense relating to stock options and warrants recognized for non-employees for the three
and
nine
months ended
September
30,
2016,
respectively, and
$0
and
$3,000
for the
three
and
nine
months ended
September
30,
2015,
respectively.

There was no non-employee stock option activity for the
three
and
nine
months ended
September
30,
2016.

Common Stock

There were
45,697
shares of common stock issued in connection with a cashless warrant exercise for the three
and
nine
months ended
September
30,
2016,
respectively.

There were
no
shares of common stock issued for investor relations or consulting services during the three
and
nine
months ended
September
30,
2016
respectively, compared to
0
and
76,000
shares issued for the same periods in
2015,
respectively. Generally, the costs associated with shares issued for services are being amortized to the related expense on a straight-line basis over the related service periods.

Income Taxes

We have recorded a full valuation allowance against our otherwise recognizable deferred tax assets as of
September
30,
2016.
  As such, we have not recorded a provision for income tax for the period ended
September
30,
2016.
  We utilize the liability method of accounting for income taxes as set forth in ASC
740,
Income Taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where there is greater than
50%
likelihood that a tax benefit will be sustained, we have recorded the largest amount of tax benefit that may
potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where there is less than
50%
likelihood that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements.  Based on management's assessment of the facts, circumstances and information available, management has determined that all of the tax benefits for the period ended
September
30,
2016
should be realized.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the condensed consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure fair value. The fair value hierarchy distinguishes between
(1)
market participant assumptions developed based on market data obtained from independent sources (observable inputs) and
(2)
an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three
broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable inputs (Level III). The three
levels of the fair value hierarchy are described below:

Level Input:	Input Definition:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following table summarizes fair value measurements by level at
September
30,
2016
for assets and liabilities measured at fair value:

	Balance at September 30, 2016

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	106	-	-	106
Total assets	106	-	-	106

Warrant liabilities	-	-	4,441	4,441
Derivative Liability			8,676	8,676
Total liabilities	-	-	13,117	13,117

Financial instruments classified as Level III in the fair value hierarchy as of
September
30,
2016,
represent our liabilities measured at market value on a recurring basis which include warrant liabilities and derivative liabilities resulting from recent debt and equity financings. In accordance with current accounting rules, the warrant liabilities and derivative liabilities are being marked-to-market each quarter-end until they are completely settled. The warrants and derivative liabilities are valued using the Black-Scholes option-pricing model, using both observable and unobservable inputs and assumptions consistent with those used in our estimate of fair value of employee stock options. See
Warrant Liabilities
below.

The following table summarizes our fair value measurements using significant Level III inputs, and changes therein, for the three
and
nine
months ended
September
30,
2016:

	Level III		Level III
	Warrant		Derivative
(Dollars in thousands)	Liabilities	(Dollars in thousands)	Liabilities
Balance as of December 31, 2015	$509	Balance as of December 31, 2015	$2,348
Issuance of warrants	216	Issuance of warrants	-
Change in fair value	228	Change in fair value	1,337
Balance as of March 31, 2016	$953	Balance as of March 31, 2016	$3,685
Issuance (exercise) of warrants, net	444	Issuance (exercise) of warrants, net	-
Change in fair value	522	Change in fair value	1,507
Balance as of June 30, 2016	$1,919	Balance as of June 30, 2016	$5,192
Issuance (exercise) of warrants, net	3,982	Issuance (exercise) of warrants, net	-
Exercise of warrants	(37)	Expiration of warrants	-
Change in fair value	(1,423)	Change in fair value	3,484
Balance as of September 30, 2016	$4,441	Balance as of September 30, 2016	$8,676

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Additions and improvements to property and equipment are capitalized at cost. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from two
to
seven
years for furniture and equipment. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the related lease term, which is typically five
to
seven
years.

Warrant Liabilities

In
March
2016,
we entered into a promissory note with Acuitas Group Holdings, LLC (“Acuitas”), pursuant to which we received aggregate gross proceeds of
$900,000
for the issuance of the note with a principal amount of
$900,000
(the
“March
2016
Promissory Note”). The
March
2016
Promissory Note is due within
30
days of demand by Acuitas (the “Maturity Date”), and carries an interest rate on any unpaid principal amount of
8%
per annum until the Maturity Date, after which the interest will increase to
12%
per annum. In addition, we issued Acuitas
five
-year warrants to purchase an aggregate of
450,000
shares of our common stock, at an exercise price of
$0.47
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“March
2016
Warrants”). The number of warrants were subsequently increased to
640,909
and the exercise price of the
March
2016
Warrants was subsequently reduced to
$0.33
per share based upon the
May
2016
Promissory Note.

In
April
2016,
we amended and restated the
March
2016
Promissory Note to increase the principal amount by
$400,000,
for a total of
$1.3
million (the
“April
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
200,000
shares of our common stock, at an exercise price of
$0.47
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“April
2016
Warrants”). The number of warrants were subsequently increased to
284,848
and the exercise price of the
April
2016
Warrants was subsequently reduced to
$0.33
per share based upon the
May
2016
Promissory Note.

In
May
2016,
we amended and restated the
April
2016
Promissory Note to increase the principal amount by
$405,000,
for a total of
$1.7
million (the
“May
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
306,818
shares of our common stock, at an exercise price of
$0.33
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“May
2016
Warrants”).

In
June
2016,
we amended and restated the
May
2016
Promissory Note to increase the principal amount by
$480,000,
for a total of
$2.2
million (the
“June
2016
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
363,636
shares of our common stock, at an exercise price of
$0.33
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“June
2016
Warrants”).

In
July
2016,
we amended and restated the
June
2016
Promissory Note to increase the principal amount by
$570,000,
for a total of
$2.8
million (the
“July
2016
Promissory Note”). In connection with the amendment, we issued Acuitas five
-year warrants to purchase an additional
431,818
shares of our common stock at an exercise price of
$0.33
per share, which warrants include, subject to certain exceptions, a full-ratchet anti-dilution protection (the
“July
2016
Warrants”)

In
August
2016,
we entered into subscription agreements with
three
accredited investors, including Shamus (collectively, the “Investors”), pursuant to which we issued to the Investors short-term senior promissory notes in the aggregate principal amount of
$2.8
million (the
“August
2016
Notes”) and
five
-year warrants to purchase up to an aggregate of
875,000
shares of our common stock, at an exercise price of
$1.10
per share (the
“August
2016
Warrants”).

The
August
2016
Warrants include price protection provisions pursuant to which, subject to certain exempt issuances, the then exercise price of the
August
2016
Warrants will be adjusted, in the event we issue shares of our common stock for consideration per share less than the then exercise price of the
August
2016
Warrants, to the lowest consideration per share for the shares issued or sold in such transaction. The price protection will be in effect until the earliest of (i) the termination date of the
August
2016
Warrants, (ii) such time as the Warrants are exercised or (iii) contemporaneously with the listing of our shares of common stock on a registered national securities exchange.

In addition, in
August
2016,
Acuitas agreed to exchange its
July
2016
Promissory Note for a short-term senior promissory note, in the aggregate principal amount of
$2.8
million plus accrued interest, in the form substantially identical to the form of the
August
2016
Notes. Acuitas also agreed to exchange certain of its outstanding warrants to purchase an aggregate of
2,028,029
shares of our common stock at an exercise price of
$0.33
per share for warrants to purchase an aggregate of
2,993,561
shares of common stock at an exercise price of
$1.10
per share, in the form substantially identical to the form of the
August
2016
Warrants.

The warrant liability as of
September
30,
2016
was calculated using the Black-Scholes model based upon the following assumptions:

	September 30 , 201 6
Expected volatility		133.19%
Risk-free interest rate	0.29	-	1.14%
Weighted average expected lives in years	0.24	-	4.87
Expected dividend		0%

We have issued warrants to purchase common stock in
December
2011,
February
2012,
April
2015,
and
July
2015
and
August
2016.
The warrants are being accounted for as liabilities in accordance with FASB accounting rules, due to anti-dilution provisions in some warrants that protect the holders from declines in our stock price and a requirement to deliver registered shares upon exercise of the warrants, which is considered outside our control.  The warrants are marked-to-market each reporting period, using the Black-Scholes pricing model, until they are completely settled or expire.

For the
three
and
nine
months ended
September
30,
2016
and
2015,
we recognized a gain of
$1.4
million and
$673,000,
respectively, compared with a gain of
$1.0
million and
$10.9
million for the same periods in
2015,
respectively, related to the revaluation of our warrant liabilities.

Derivative Liabilities

In
July
2015,
we entered into a
$3.55
million
12%
Original Issue Discount Convertible Debenture due
January
18,
2016
with Acuitas (the
“July
2015
Convertible Debenture”). The conversion price of the
July
2015
Convertible Debenture is
$1.90
per share, subject to adjustments, including for issuances of common stock and common stock equivalents below the then current conversion or exercise price, as the case may
be.  In
October
2015,
we entered into an amendment of the
July
2015
Convertible Debenture which extended the maturity date of the
July
2015
Convertible Debenture from
January
18,
2016
to
January
18,
2017.
In addition, the conversion price of the
July
2015
Convertible Debenture was subsequently adjusted to
$0.30
per share. The
July
2015
Convertible Debenture is unsecured, bears interest at a rate of
12%
per annum payable in cash or shares of common stock, subject to certain conditions, at our option, and is subject to mandatory prepayment upon the consummation of certain future financings. The derivative liability associated with the
July
2015
Convertible Debenture was calculated using the Black-Scholes model based upon the following assumptions:

September 30 , 201 6
Expected volatility	133.19%
Risk-free interest rate	0.36%
Weighted average expected lives in years	0.30
Expected dividend	0%

The expected volatility assumption for the
nine
months ended
September
30,
2016
was based on the historical volatility of our stock, measured over a period generally commensurate with the expected term. The weighted average expected lives in years for
2015
reflect the application of the simplified method set out in the SEC SAB
107
(and as amended by SAB
110),
which defines the life as the average of the contractual term of the options and the weighted average vesting period for all option tranches. We use historical data to estimate the rate of forfeitures assumption for awards granted to employees.

For the
three
and
nine
months ended
September
30,
2016,
we recognized a loss of
$3.5
million and
$6.3
million, respectively, compared with a
$5.0
million loss for the same periods in
2015,
related to the revaluation of our derivative liability.

Recently Issued or Newly Adopted Accounting Standards

In
April
2016,
the FASB issued Accounting Standards Update (“ASU”)
2016
-
10,
Revenue from Contracts with Customers (Topic
606)
(“ASU
2016
-
10”),
which amends certain aspects of the Board’s new revenue standard, ASU
2014
-
09,
Revenue from Contracts with Customers. The standard should be adopted concurrently with adoption of ASU
2014
-
09
which is effective for annual and interim periods beginning after
December
15,
2017.
Early adoption is permitted. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In
March
2016,
the FASB issued ASU
2016
-
09,

Compensation — Stock Compensation (Topic
718):
Improvements to Employee Share-Based Payment Accounting
(“ASU
2016
-
09”),
 which outlines new provisions intended to simplify various aspects related to accounting for share-based payments and their presentation in the financial statements. The standard is effective for the Company beginning
December
15,
2016,
and interim periods within those annual periods. Early adoption is permitted.
The adoption of ASU
2016
-
09
did not have a material effect on our consolidated financial positon or results of operations.

In
February
2015,
the FASB issued ASU
2015
-
02,
Consolidation (Topic
810):
Amendments to the Consolidation Analysis
(“ASU
2015
-
02”).
ASU
2015
-
02
modifies existing consolidation guidance for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. ASU
2015
-
02
is effective for fiscal years and interim periods within those years beginning after
December
15,
2015,
and requires either a retrospective or a modified retrospective approach to adoptions. Early adoption is permitted. We are currently evaluating the potential impact of this standard on our consolidated financial statements, as well as the available transition methods.

In
August
2014,
the FASB issued FASB ASU
2014
-
15,
Presentation of Financial Statements—Going Concern (Subtopic
205
-
40):
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,
(“ASU
2014
-
15”)
.
ASU
2014
-
15
changes to the disclosure of uncertainties about an entity’s ability to continue as a going concern. Under U.S. GAAP, continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Even if an entity’s liquidation is not imminent, there may
be conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern. Because there is no guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related note disclosures, there is diversity in practice whether, when, and how an entity discloses the relevant conditions and events in its financial statements. As a result, these changes require an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one
year after the date that financial statements are issued. Substantial doubt is defined as an indication that it is probable that an entity will be unable to meet its obligations as they become due within one
year after the date that financial statements are issued. If management has concluded that substantial doubt exists, then the following disclosures should be made in the financial statements: (i) principal conditions or events that raised the substantial doubt, (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, (iii) management’s plans that alleviated the initial substantial doubt or, if substantial doubt was not alleviated, management’s plans that are intended to at least mitigate the conditions or events that raise substantial doubt, and (iv) if the latter in (iii) is disclosed, an explicit statement that there is substantial doubt about the entity’s ability to continue as a going concern. ASU
2014
-
15
is effective for periods beginning after
December
15,
2016.
The adoption of ASU
2013
-
15
will not have a material effect on our consolidated financial position or results of operations.

Note
1.
Summary of Significant Accounting Policies

Description of Business

We provide data analytics based specialized behavioral health management and treatment services to health plans through our On
Trak
program. Our On
Trak
 program is designed to improve member health and at the same time lower costs to the insurer for underserved populations where behavioral health conditions are exacerbating co-existing medical conditions. The program utilizes member engagement and patient centric treatment that integrates evidence based medical and psychosocial interventions along with care coaching in a
52
-week outpatient program. Our initial focus was members with substance use disorders. In the second
quarter of
2015,
we expanded our program into anxiety disorders, and we have plans to expand into other behavioral health conditions for depression. We currently operate our On
Trak
programs in Florida, Illinois, Kansas, Kentucky, Louisiana, Massachusetts, Missouri, New Jersey, Oklahoma, Pennsylvania, Texas, West Virginia, and Wisconsin. We provide services to commercial (employer funded), managed Medicare Advantage and managed Medicaid populations.

Basis of Consolidation and Presentation and Going Concern

Our financial statements have been prepared on the basis that we will continue as a going concern. At
December
31,
2015,
cash and cash equivalents was
$916,000
and we had a working capital deficit of approximately
$2.7
million. We have incurred significant operating losses and negative cash flows from operations since our inception. During the twelve
months
December
31,
2015,
our cash used in operating activities from continuing operations was
$5.2
million. We anticipate that we could continue to incur negative cash flows and net losses for the next twelve
months. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. As of
December
31,
2015,
these conditions raised substantial doubt as to our ability to continue as a going concern.
We expect our current cash resources to cover expenses into
April
2016;
however delays in cash collections, revenue, or unforeseen expenditures could negatively impact our estimate. We are in need of additional capital, however, there is no assurance that additional capital can be timely raised in an amount which is sufficient for us or on terms favorable to us and our stockholders, if at all. If we do not obtain additional capital, there is a significant doubt as to whether we can continue to operate as a going concern and we will need to curtail or cease operations or seek bankruptcy relief. If we discontinue operations, we may
not have sufficient funds to pay any amounts to stockholders.

Our ability to fund our ongoing operations and continue as a going concern is dependent on increasing the number of members that are eligible for our programs by signing new contracts and generating fees from existing and new contracts for our managed care programs and the success of management’s plans to increase revenue and continue to control expenses. We currently operate our On
Trak
programs in Florida, Illinois, Kansas, Kentucky, Louisiana, Massachusetts, Missouri, New Jersey, Oklahoma, Pennsylvania, Texas, West Virginia and Wisconsin, and our On
Trak
for anxiety program in Kansas. We provide services to commercial (employer funded), managed Medicare Advantage and managed Medicaid populations. We have generated fees from our launched programs and expect to increase enrollment and fees throughout
2016.
However, there can be no assurance that we will generate such fees or that new programs will launch as we expect.

We have discontinued our license and management fees segment. The operations were shut down effective
April
1,
2014
and all of the assets were absorbed by the Company.

All inter-company transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosed in the accompanying notes. Significant areas requiring the use of management estimates include expense accruals, accounts receivable allowances, accrued claims payable, the useful life of depreciable and amortizable assets, the evaluation of asset impairment, the valuation of warrant liabilities, and shared-based compensation. Actual results could differ from those estimates.

Revenue Recognition

Our Catasys contracts are generally designed to provide cash fees to us on a monthly basis based on enrolled members. To the extent our contracts may
include a minimum performance guarantee; we reserve a portion of the monthly fees that may
be at risk until the performance measurement period is completed. To the extent we receive case rates or other fees in advance that are not subject to performance guarantees, we recognize the case rate ratably over the twelve
months of our program.

C
ost of Services

Cost of healthcare services consists primarily of salaries related to our care coaches, healthcare provider claims payments, and fees charged by our third
party administrators for processing these claims. Healthcare services cost of services is recognized in the period in which an eligible member receives services. We contract with doctors and licensed behavioral healthcare professionals, on a fee-for-service basis. We determine that a member has received services when we receive a claim or in the absence of a claim, by utilizing member data recorded in the eOn
Trak
TM
database within the contracted timeframe, with all required billing elements correctly completed by the service provider.

Share-Based Compensation

Our
2010
Stock Incentive Plan, as amended (“the Plan”), provides for the issuance of up to
1,825,000
shares of our common stock. Incentive stock options (ISOs) under Section
422A
of the Internal Revenue Code and non-qualified options (NSOs) are authorized under the Plan. We have granted stock options to executive officers, employees, members of our board of directors, and certain outside consultants. The terms and conditions upon which options become exercisable vary among grants, but option rights expire no later than ten
years from the date of grant and employee and board of director awards generally vest over three
to
five
years. At
December
31,
2015,
we had an aggregate of
1,471,182
vested and unvested shares outstanding and
296,581
shares available for future awards.

Total share-based compensation expense on a consolidated basis was
$1.4
million and
$51,000
for the years ended
December
31,
2015
and
2014,
respectively.

Stock Options – Employees and Directors

We measure and recognize compensation expense for all share-based payment awards made to employees and directors based on estimated fair values on the date of grant. We estimate the fair value of share-based payment awards using the Black-Scholes option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the consolidated statements of operations.

The estimated weighted average fair values of options granted during
2015
were
$2.01
and were calculated using the Black-Scholes pricing model based upon the following assumptions:

Dec 31, 2015
Expected volatility	146.52%
Risk-free interest rate	1.62%
Weighted average expected lives in years	5.38
Expected dividend	0%

The expected volatility assumptions for
2015
was based upon the historical volatility of our stock, measured over a period generally commensurate with the expected term. The weighted average expected lives in years for
2015,
reflect the application of the simplified method set out in Security and Exchange Commission (SEC) Staff Accounting Bulletin (SAB)
107
(and as amended by SAB
110),
which defines the life as the average of the contractual term of the options and the weighted average vesting period for all option tranches. We use historical data to estimate the rate of forfeitures assumptions for awards granted to employees.

There were
1.3
million options granted for the year ended
December
31,
2015
and no stock options granted for the year ended
December
31,
2014.

Stock Options and Warrants – Non-employees

We account for the issuance of stock options and warrants for services from non-employees by estimating the fair value of stock options and warrants issued using the Black-Scholes pricing model. This model’s calculations incorporate the exercise price, the market price of shares on grant date, the weighted average risk-free interest rate, expected life of the option or warrant, expected volatility of our stock and expected dividends.

For options and warrants issued as compensation to non-employees for services that are fully vested and non-forfeitable at the time of issuance, the estimated value is recorded in equity and expensed when the services are performed and benefit is received. For unvested shares, the change in fair value during the period is recognized in expense using the graded vesting method.

From time to time, we have retained terminated employees as part-time consultants upon their departure from the company. Because the employees continue to provide services to us, their options continue to vest in accordance with the original terms. Due to the change in classification of the option awards, the options are considered modified at the date of termination. The modifications are treated as exchanges of the original awards in return for the issuance of new awards. At the date of termination, the unvested options are no longer accounted for as employee awards under FASB’s accounting rules for share-based expense but are instead accounted for as new non-employee awards. The accounting for the portion of the total grants that have already vested and have been previously expensed as equity awards is not changed. There was one
 employee moved to consulting for the
twelve
months ended
December
31,
2015,
and no employees moved to consulting for the same period in
2014.
The employees options were
100%
vested at the date of termination so no entry was recorded.

Income Taxes

We account for income taxes using the liability method in accordance with Accounting Standards Committee (“ASC”)
740
“Income Taxes”. To date, no current income tax liability has been recorded due to our accumulated net losses. Deferred tax assets and liabilities are recognized for temporary differences between the financial statement carrying amounts of assets and liabilities and the amounts that are reported in the tax returns. Deferred tax assets and liabilities are recorded on a net basis; however, our net deferred tax assets have been fully reserved by a valuation allowance due to the uncertainty of our ability to realize future taxable income and to recover our net deferred tax assets.

Basic and Diluted Loss per Share

Basic loss per share is computed by dividing the net loss to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed by dividing the net loss for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.

Common equivalent shares, consisting of approximately
3,277,744
and
21,860,191
of incremental common shares as of
December
31,
2015
and
2014,
respectively, issuable upon the exercise of stock options and warrants, have been excluded from the diluted loss per share calculation because their effect is anti-dilutive.

Cash
and Cash
Equivalents

We consider all highly liquid investments with an original maturity of three
months or less to be cash equivalents. Financial instruments that potentially subject us to a concentration of credit risk consist of cash and cash equivalents. Cash is deposited with what we believe are highly credited, quality financial institutions. The deposited cash may
exceed Federal Deposit Insurance Corporation (“FDIC”) insured limits. At
December
31,
2015,
cash and cash equivalents exceeding federally insured limits totaled
$768,000.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value in the condensed consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure fair value. The fair value hierarchy distinguishes between
(1)
 market participant assumptions developed based on market data obtained from independent sources (observable inputs) and
(2)
 an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three
broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable inputs (Level III). The three
levels of the fair value hierarchy are described below:

Level Input:	Input Definition:
Level I	Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.
Level II	Inputs, other than quoted prices included in Level I, that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III	Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The following tables summarize fair value measurements by level at
December
31,
2015
and
2014,
respectively, for assets and liabilities measured at fair value on a recurring basis:

	Balance at December 31, 2014

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	122	-	-	122
Total assets	122	-	-	122

Warrant liabilities	-	-	40,585	40,585
Derivative Liability	-	-	-	-
Total liabilities	-	-	40,585	40,585

	Balance at December 31, 2015

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	122	-	-	122
Total assets	122	-	-	122

Warrant liabilities	-	-	509	509
Derivative Liability			2,348	2,348
Total liabilities	-	-	2,857	2,857

Financial instruments classified as Level III in the fair value hierarchy as of
December
31,
2015,
represent our liabilities measured at market value on a recurring basis which include warrant liabilities and derivative liabilities resulting from recent debt and equity financings. In accordance with current accounting rules, the warrant liabilities and derivative liabilities are being marked-to-market each quarter-end until they are completely settled. The warrants and derivative liabilities are valued using the Black-Scholes option-pricing model, using both observable and unobservable inputs and assumptions consistent with those used in our estimate of fair value of employee stock options. See
Warrant Liabilities
below.

The following table summarizes our fair value measurements using significant Level III inputs, and changes therein, for the years ended
December
31,
2015
and
2014:

(Dollars in thousands)	Level III Warrant Liabilities	(Dollars in thousands)	Level III Derivative Liabilities
Balance as of December 31, 2013	$16,347	Balance as of December 31, 2013	$-
Issuance (exercise) of warrants, net	4,384	Issuance (exercise) of warrants, net	-
Change in fair value	19,897	Change in fair value	-
Expiration of warrants	(43)	Expiration of warrants	-
Balance as of December 31, 2014	$40,585	Balance as of December 31, 2014	$-

Issuance (exercise) of warrants, net	2,712	Issuance (exercise) of warrants, net	1,019
Change in fair value	(11,665)	Change in fair value	2,761
Exchange of warrants	(31,123)	Debt Modification	(1,432)
Balance as of December 31, 2015	$509	Balance as of December 31, 2015	$2,348

Intangible Assets

Intellectual Property

During the
twelve
months ended
December
31,
2015,
we did not acquire any new intangible assets and as of
December
31,
2015,
all of our intangible assets were written off in full.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Additions and improvements to property and equipment are capitalized at cost. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from two
to
seven
years for furniture and equipment. Leasehold improvements are amortized over the lesser of the estimated useful lives of the assets or the related lease term, which is typically five
to
seven
years.

Impairment of Long-Lived Assets

Long-lived assets such as property, equipment and intangible assets subject to amortization are reviewed for impairment whenever events or circumstances indicate that the carrying amount of these assets may
not be recoverable.
In reviewing for impairment, we compare the carrying value of such assets to the estimated undiscounted future cash flows expected from the use of the assets and their eventual disposition. When the estimated undiscounted future cash flows are less than their carrying amount, an impairment loss is recognized equal to the difference between the assets’ fair value and their carrying value.

We performed an impairment analysis on intellectual property for the years ended
December
31,
2015
and
2014.
As of
December
31,
2015,
we determined that the carrying value of the intangibles were not recoverable and all of our intangible assets were written off in full. There was no
impairment of intangibles for the year ended
December
31,
2014.

Capital Leases

Assets held under capital leases include computer equipment, and are recorded at the lower of the net present value of the minimum lease payments or the fair value of the leased asset at the inception of the lease. Depreciation expense is computed using the straight-line method over the estimated useful lives of the assets. All lease agreements meet at least one
of the
four
requirements of a capital lease in accordance with ASC
840
of the codification.

Warrant Liabilities

In
July
2015,
we entered into a
$3.55
million
12%
Original Issue Discount Convertible Debenture due
January
18,
2016
(the
“July
2015
Convertible Debenture”) with Acuitas Group Holdings, LLC (“Acuitas”),
100%
owned by Terren S. Peizer, our Chairman and Chief Executive Officer, and
five
-year warrants to purchase
935,008
shares of our common stock, at an exercise price of
$1.90
per share, subject to adjustment, including for issuances of common stock and common stock equivalents below the then current conversion or exercise price, as the case may
be (the
“July
2015
Warrants”).

The conversion price of the
July
2015
Convertible Debenture is
$1.90
per share, subject to adjustments, including for issuances of common stock and common stock equivalents below the then current conversion or exercise price, as the case may
be.  The
July
2015
Convertible Debentures are unsecured, bear interest at a rate of
12%
per annum payable in cash or shares of common stock, subject to certain conditions, at our option, and are subject to mandatory prepayment upon the consummation of certain future financings.

In
September
2015,
the conversion price of the
July
2015
Convertible Debenture and the
July
2015
Warrants were subsequently adjusted to
$0.30
per share, based upon the Stock Purchase Agreement with Acuitas, relating to the sale and issuance of approximately
1.5
million shares of Common Stock for gross proceeds of
$463,000
(the
“September
Offering”).

In
May
2015,
we entered into the Exchange Agreements whereby
21,277,220
warrants, at an exercise price of
$0.58
per shares, issued by the Company between
December
2011
and
May
2014,
were exchanged for
21,277,220
shares of common stock (the “Warrant Exchange”). We recognized a
$4.4
and
$0
loss related to the Warrant Exchange for the years ended
December
31,
2015
and
2014,
respectively.

In conjunction with the Securities Purchase Agreements entered into in
April
2015
(the
“April
Offering”), the Company issued
five
year warrants to purchase an aggregate of
530,303
shares of our common stock, at an exercise price of
$2.00
per share, subject to adjustment, including for issuances of common stock and common stock equivalents below the then current conversion or exercise price, as the case may
be (the
“April
2015
Warrants”). The exercise price of the
April
2015
Warrants was subsequently adjusted to
$0.30
per share based upon the
September
Offering.

In
May
2014,
we entered into the securities purchase agreements (the
“May
Agreements”) with several investors, including Acuitas, and Shamus, LLC (“Shamus”), a Company owned by David E. Smith, a member of our board of directors, relating to the sale and issuance of an aggregate of
2,586,210
shares of common stock and warrants (the
“May
Warrants”) to purchase an aggregate of
2,586,210
shares of common stock at an exercise price of
$0.58
per share for aggregate gross proceeds of approximately
$1.5
million (the
“May
Offering”). The
May
Agreements provide that in the event that the Company effectuates a reverse stock split of its common stock within
24
months of the closing date of the securities purchase agreement (the “Reverse Split”) and the volume weighted average price (“VWAP”) of the common stock during the
20
trading days following the effective date of the Reverse Split (the “VWAP Period”) declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that the Company issue additional shares of common stock (the “Adjustment Shares").

The
May
Warrants expire in
May
2019,
and contain anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our common stock, or other securities convertible into our common stock, for a per share price less than the exercise price of the
May
Warrants, the exercise price of the
May
Warrants will be reduced to such lower price, subject to customary exceptions. In the event that Adjustment Shares are issued, the number of shares that may
be purchased under the
May
Warrants shall be increased by an amount equal to the Adjustment Shares. In addition, the exercise price is subject to adjustment in the event that the VWAP during the VWAP period is less than the exercise price prior to the VWAP Period. In
May
2015,
we entered into the Exchange Agreements whereby the
May
Warrants were exchanged for Common Stock.

In
January
2014,
we entered into the securities purchase agreements (the
“January
Agreements”) with several investors, including Acuitas, relating to the sale and issuance of an aggregate of
1,724,141
shares of common stock and warrants (the
“January
Warrants”) to purchase an aggregate of
1,724,141
shares of common stock at an exercise price of
$0.58
per share for aggregate gross proceeds of approximately
$1.0
million (the
“January
Offering”). The
January
Agreements provide that in the event that we effectuate a Reverse Split and the VWAP period declines from the closing price on the trading date immediately prior to the effective date of the Reverse Split, that we shall issue the Adjustment Shares to the investors.

The
January
Warrants expire in
January
2019,
and contain anti-dilution provisions. As a result, if we, in the future, issue or grant any rights to purchase any of our common stock, or other securities convertible into our common stock, for a per share price less than the exercise price of the
January
Warrants, the exercise price of the
January
Warrants will be reduced to such lower price, subject to customary exceptions. In the event that Adjustment Shares are issued, the number of shares that may
be purchased under the
January
Warrants shall be increased by an amount equal to the Adjustment Shares. In addition, the exercise price is subject to adjustment in the event that the VWAP during the VWAP period is less than the exercise price prior to the VWAP Period. In
May
2015,
we entered into the Exchange Agreements whereby the
January
Warrants were exchanged for Common Stock.

For the years ended
December
31,
2015
and
2014,
we recognized a gain of
$11.7
million and a loss of
$19.9
million, respectively, related to the revaluation of our warrant liabilities.

Concentration of Credit Risk

Financial instruments, which potentially subject us to a concentration of risk, include cash and accounts receivable. All of our customers are based in the United States at this time and we are not subject to exchange risk for accounts receivable.

The Company maintains its cash in domestic financial institutions subject to insurance coverage issued by the Federal Deposit Insurance Corporation (FDIC). Under FDIC rules, the company is entitled to aggregate coverage as defined by the Federal regulation per account type per separate legal entity per financial institution. The Company has incurred no losses as a result of any credit risk exposures.

For the year ended
December
31,
2015,
three
customers accounted for approximately
82%
of revenues and
three
customers accounted for approximately
90%
of accounts receivable.

For the year ended
December
31,
2014,
three
customers accounted for approximately
87%
of revenues and
four
customers accounted for approximately
98%
of accounts receivable.

Derivative Liability

In
July
2015,
we entered into the
July
2015
Convertible Debenture. The derivative liability associated with the
July
2015
Convertible Debenture was calculated using the Black-Scholes model based upon the following assumptions:

Dec 31, 2015
Expected volatility	133.19%
Risk-free interest rate	0.23%
Weighted average expected lives in years	1.05
Expected dividend	0%

The expected volatility assumption for the
twelve
months ended
December
31,
2015
was based on the historical volatility of our stock, measured over a period generally commensurate with the expected term. The weighted average expected lives in years for
2015
reflect the application of the simplified method set out in Security and Exchange Commission (SEC) Staff Accounting Bulletin (SAB)
107
(and as amended by SAB
110),
which defines the life as the average of the contractual term of the options and the weighted average vesting period for all option tranches. We use historical data to estimate the rate of forfeitures assumption for awards granted to employees.

For the
twelve
months ended
December
31,
2015
and
2014,
we recognized a loss of
$2.8
million and
$0
related to the revaluation of our derivative liability, respectively.

Recently Issued or Newly Adopted Accounting Pronouncements

In
February
2016,
the FASB issued Accounting Standards Update (“ASU”)
2016
-
02,

Leases (Topic
842)
, which supersedes existing guidance on accounting for leases in "Leases (Topic
840)"
 and generally requires all leases to be recognized in the consolidated balance sheet. ASU
2016
-
02
is effective for annual and interim reporting periods beginning after
December
15,
2018;
early adoption is permitted. The provisions of ASU
2016
-
02
are to be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this standard on its consolidated financial statements.

In
February
2015,
the FASB issued ASU
2015
-
02,
Consolidation (Topic
810):
Amendments to the Consolidation Analysis
(“ASU
2015
-
02”).
ASU
2015
-
02
modifies existing consolidation guidance for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. ASU
2015
-
02
is effective for fiscal years and interim periods within those years beginning after
December
15,
2015,
and requires either a retrospective or a modified restrospective approach to adoptions. Early adoption is permitted. The adoption of ASU
2015
-
02
did not have a material effect on our consolidated financial positon or results of operations.

In
August
2014,
the FASB issued ASU
2014
-
15,
Presentation of Financial Statements—Going Concern (Subtopic
205
-
40):
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern,
(“ASU
2014
-
15”)
.
ASU
2014
-
15
changes to the disclosure of uncertainties about an entity’s ability to continue as a going concern. Under U.S. GAAP, continuation of a reporting entity as a going concern is presumed as the basis for preparing financial statements unless and until the entity’s liquidation becomes imminent. Even if an entity’s liquidation is not imminent, there may
be conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern. Because there is no guidance in U.S. GAAP about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related note disclosures, there is diversity in practice whether, when, and how an entity discloses the relevant conditions and events in its financial statements. As a result, these changes require an entity’s management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one
year after the date that financial statements are issued. Substantial doubt is defined as an indication that it is probable that an entity will be unable to meet its obligations as they become due within one
year after the date that financial statements are issued. If management has concluded that substantial doubt exists, then the following disclosures should be made in the financial statements: (i) principal conditions or events that raised the substantial doubt, (ii) management’s evaluation of the significance of those conditions or events in relation to the entity’s ability to meet its obligations, (iii) management’s plans that alleviated the initial substantial doubt or, if substantial doubt was not alleviated, management’s plans that are intended to at least mitigate the conditions or events that raise substantial doubt, and (iv) if the latter in (iii) is disclosed, an explicit statement that there is substantial doubt about the entity’s ability to continue as a going concern. ASU
2014
-
15
is effective for periods beginning after
December
15,
2016.
The adoption of ASU
2013
-
15
will not have a material effect on our consolidated financial position or results of operations.